Commitments and Contingencies (Details) T in Millions		3 Months Ended	12 Months Ended
	May 29, 2020 USD ($)	Mar. 31, 2022 USD ($) T	Dec. 31, 2021 USD ($) T	Dec. 31, 2020 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty payment, percentage of net profit		4.00%	4.00%
Royalty payment, annual advance		$ 120,000,000	$ 120,000
Royalty payment, additional incremental payment		$ 120,000,000	$ 120,000
Royalty payment, annual tons mined threshold | T		5.0	5.0
Royalty payment, maximum lease payments		$ 7,600,000	$ 7,600,000
Payments to acquire royalty interests in mining properties		$ 3,000,000.0	$ 3,000,000.0
Smelter royalty obligation, percentage	1.50%
Royalty obligation, metal price discount rate		5.00%	5.00%
Proceeds from royalty obligation	$ 30,000,000.0	$ 30,000,000.0		$ 30,000,000
Royalty obligation
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty obligation, fair value		154,000,000.0	$ 154,000,000.0	$ 148,400,000
Other assets, noncurrent
Unrecorded Unconditional Purchase Obligation [Line Items]
Payments to acquire royalty interests in mining properties		$ 600,000	$ 600,000